                                                  Registration No. 333-106295

As filed with the Securities and Exchange Commission on September 10, 2003

                      U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                     FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO. ___                                   /    /

POST-EFFECTIVE AMENDMENT NO. 1                                    / X /

                        OPPENHEIMER MULTIPLE STRATEGIES FUND
                 (Exact Name of Registrant as Specified in Charter)

                 6803 South Tucson Way, Centennial, Colorado 80112
                      (Address of Principal Executive Offices)

                                    303-768-3200
                          (Registrant's Telephone Number)

                                Robert G. Zack, Esq.
                      Senior Vice President & General Counsel
                               OppenheimerFunds, Inc.
                    498 Seventh Avenue, New York, New York 10018
                                   (212) 323-0250
                      (Name and Address of Agent for Service)

     As soon as practicable after the Registration Statement becomes effective.
                   (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N shares of Oppenheimer Multiple Strategies Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment Company
Act of 1940.
------------------------------------------------------------------------------

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Select Managers QM Active Balanced Fund and
Prospectus for Oppenheimer Multiple Strategies Fund - Incorporated by Reference to
Pre-Effective Amendment No. 1, (File No. 333-106295) filed on June 27, 2003.

Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Select
Managers QM Active Balanced Fund and Oppenheimer Multiple Strategies Fund -
Incorporated by Reference to Initial Filing (File No. 333-106295) on June 20, 2003.

Proxy Card - Incorporated by Reference to Initial Filing (File No. 333-106295) on June
20, 2003.
Shareholder Letter - Incorporated by Reference to Initial Filing (File No. 333-106295) on
June 20, 2003.
Voting Instructions - Incorporated by Reference to Initial Filing (File No. 333-106295) on
June 20, 2003.
Notice of Meeting - Incorporated by Reference to Initial Filing (File No. 333-106295) on
June 20, 2003.

Part B

Statement of Additional Information to Prospectus and Proxy Statement -
Incorporated by reference, in its entirety, to Part B filed with the Initial Filing
(File No. 333-106295) on June 20, 2003, and Pre-Effective Amendment No.1, filed on
June 27, 2003 and Pre-Effective Amendment No. 2, filed on July 1, 2003.

Part C

Other Information
Signatures
Exhibits

                        OPPENHEIMER MULTIPLE STRATEGIES FUND
                                     FORM N-14A

                                       PART C

                                 OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference  is  made to the  provisions  of  Article  Seventh  of  Registrant's
Amended and  Restated  Declaration  of Trust,  filed by  cross-reference  to Exhibit
16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification  for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of  Registrant pursuant to the foregoing provisions or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission  such  indemnification  is against public policy as expressed in the Securities Act of 1933 and is,  therefore,
unenforceable.   In  the  event  that  a  claim  for  indemnification  against  such liabilities  (other than the payment by Registrant of expenses incurred or paid by a trustee,  officer or controlling  person of Registrant in the successful  defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling person,  Registrant  will,  unless in the opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of appropriate jurisdiction the question  whether such  indemnification  by it is against public policy as expressed in the  Securities  Act of 1933 and will be  governed by the final  adjudication  of such issue.

Item 16.  Exhibits
------------------

(1)   Amended and Restated Declaration of Trust dated 3/6/97:  Previously filed with
      Registrant's  Post-Effective  Amendment  No. 29 to  Registrant's  registration statement, (Reg. No. 2-86903), 11/24/97, and incorporated herein by reference.

(2)   Amended and Restated By-Laws dated 6/4/98:  Previously filed with Registrant's
      Post-Effective Amendment No. 32 to Registrant's registration statement,  (Reg.
      No. 2-86903), 1/29/99, and incorporated herein by reference.

(3)   N/A

(4)   Agreement  and  Plan  of  Reorganization:  See  Exhibit  A to  Part  A of  the
      Registration Statement:  Previously filed with Registrant's N-14 filing, (File
      No. 333-106295), 06/20/03, and incorporated herein by reference.

(5)   (i)  Specimen Class A Share  Certificate:  Previously filed with  Registrant's
      Post-Effective Amendment No. 37 to Registrant's Registration Statement,  (Reg.
      No. 2-86903), 11/21/02, and incorporated herein by reference.

      (ii) Specimen Class B Share  Certificate:  Previously filed with  Registrant's
      Post-Effective Amendment No. 37 to Registrant's Registration Statement,  (Reg.
      No. 2-86903), 11/21/02, and incorporated herein by reference.

      (iii)    Specimen   Class  C  Share   Certificate:   Previously   filed   with
      Registrant's  Post-Effective  Amendment  No. 37 to  Registrant's  Registration
      Statement, (Reg. No. 2-86903), 11/21/02, and incorporated herein by reference.

      (iv) Specimen Class N Share  Certificate:  Previously filed with  Registrant's
      Post Effective Amendment No. 37 to Registrant's Registration Statement,  (Reg.
      No. 2-86903), 11/21/02, and incorporated herein by reference.

(6)   (i)  Amended  and  Restated  Investment  Advisory  Agreement  dated  12/11/97:
      Previously  filed  with  Registrant's   Post-Effective  Amendment  No.  30  to
      Registrant's   Registration   Statement  (Reg.  No.  2-86903),   1/22/98,  and
      incorporated herein by reference.

(7)   (i) General  Distributor's  Agreement  dated 12/10/92:  Previously  filed with
      Registrant's  Post-Effective  Amendment  No. 15 to  Registrant's  Registration
      Statement,   (Reg.   No.   2-86903),   4/19/93,   refiled  with   Registrant's
      Post-Effective  Amendment No. 20,  3/2/95,  pursuant to Item 102 of Regulation
      S-T and incorporated herein by reference.

      (ii)  Form  of  Dealer  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
      Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
      Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
      incorporated herein by reference.

      (iii)  Form  of  Broker  Agreement  of  OppenheimerFunds  Distributor,   Inc.:
      Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
      Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
      incorporated herein by reference.

      (iv)  Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
      Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
      Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
      incorporated herein by reference.

      (v) Form of Trust Company  Fund/SERV  Purchase  Agreement of  OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
      10/26/01, and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of  OppenheimerFunds  Distributor,
      Inc.:   Previously  filed  with   Post-Effective   Amendment  No.  45  to  the
      Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
      10/26/01, and incorporated herein by reference.

(8)   Form of Deferred Compensation Plans for Disinterested Trustees/Directors:

      (i) Amended and  Reinstated  Retirement  Plan for  Non-Interested  Trustees or
      Directors dated 8/9/01:  Previously filed with Post-Effective Amendment No. 34 to the  Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund
      (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)    Form    of    Deferred    Compensation    Plan    for    Disinterested
      Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 26 to the  Registration  Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
      No. 2-82590), 10/28/98, and incorporated herein by reference.

(9)   Global  Custody  Agreement  dated  August 16, 2002 between  Registrant  and JP
      Morgan Chase Bank:  Previously  filed with  Post-Effective  Amendment No. 9 to the Registration  Statement of Oppenheimer  International  Bond Fund (Reg. No.
      33-58383), 11/21/02, and incorporated herein by reference.

(10)  (i) Amended and Restated  Service Plan and  Agreement for Class A shares dated
      4/11/02:  Previously filed with Registrant's  Post-Effective  Amendment No. 37 to Registrant's  Registration  Statement  (Reg. No.  2-86903),  11/21/02,  and
      incorporated herein by reference.

      (ii)  Distribution  and Service  Plan and  Agreement  for Class B shares dated
      2/12/98:  Previously filed with Registrant's  Post-Effective  Amendment No. 30 to  Registrant's  Registration  Statement  (Reg. No.  2-86903),  1/22/98,  and
      incorporated herein by reference.

      (iii)  Distribution  and Service Plan and  Agreement  for Class C shares dated
      2/12/98:  Previously filed with Registrant's  Post-Effective  Amendment No. 30 to  Registrant's  Registration  Statement  (Reg. No.  2-86903),  1/22/98,  and
      incorporated herein by reference.

      (iv)  Distribution  and Service  Plan and  Agreement  for Class N shares dated
      10/12/00:  Previously filed with Registrant's  Post-Effective Amendment No. 37 to Registrant's  Registration  Statement  (Reg. No.  2-86903),  11/21/02,  and
      incorporated herein by reference.

(11)  Opinion  and  Consent  of  Counsel:  Opinion  of  Mayer,  Brown,  Rowe  & Maw:
      Previously  filed  with  Registrant's  N-14  filing,  (File  No.  333-106295),
      6/20/03, and incorporated herein by reference.

(12)  Tax Opinion Relating to the  Reorganization:  Final Tax Opinion and Consent of
      Deloitte & Touche LLP: Filed herewith.

(13)  N/A.

(14)  (i)  Consent of  Deloitte & Touche  LLP:  Previously  filed with  Registrant's
      N-14A  filing  (File No.:  333-106295),  8/8/03,  and  incorporated  herein by reference.

      (ii)  Consent of KPMG LLP:  Previously  filed with  Registrant's  N-14A filing
      (File No. 333-106295), 6/27/03, and incorporated herein by reference.

(15)  N/A.

(16)  (i) Powers of  Attorney  for all  Trustees/Directors  and  Principal  Officers
      except  for Joel W.  Motley  and John V.  Murphy  (including  Certified  Board
      Resolutions):  Previously  filed  with  Pre-Effective  Amendment  No. 1 to the
      Registration   Statement  of  Oppenheimer   Emerging  Growth  Fund  (Reg.  No.
      333-44176), 10/5/00, and incorporated herein by reference.

      (ii)  Power  of  Attorney   for  John  Murphy   (including   Certified   Board
      Resolution):  Previously  filed with  Post-Effective  Amendment  No. 41 to the
      Registration   Statement  of  Oppenheimer  U.S.  Government  Trust  (Reg.  No.
      2-76645), 10/22/01, and incorporated herein by reference.

      (iii)  Power  of  Attorney  for  Joel W.  Motley  (including  Certified  Board
      Resolution):  Previously  filed  with  Post-Effective  Amendment  No. 8 to the
      Registration  Statement of Oppenheimer  International Small Company Fund (Reg.
      333-31537), 10/22/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   N/A.

(2)   N/A.

(3) The undersigned registrant agrees to file, in a post-effective  amendment to the
   Registration  Statement,  a  final  tax  opinion  and  consent  relating  to  the
   Reorganization within a reasonable time within the Closing Date.

(4) Insofar as  indemnification  for liability  arising under the  Securities Act of
   1933 may be  permitted to  directors,  officers  and  controlling  persons of the registrant  pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against  public  policy as expressed in the Act and is, therefore,  unenforceable.  In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses  incurred or paid by a director,  officer or  controlling  person of the  registrant in the successful  defense  of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling  person in connection with the securities being registered,  the registrant will, unless in the opinion of its counsel the matter has been  settled  by  controlling  precedent,  submit to a court of  appropriate jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final  adjudication of such issue.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 10th day of September 2003.

                        OPPENHEIMER MULTIPLE STRATEGIES FUND

                        By:  /s/  John V. Murphy*
                         -------------------------------------------
                        John V. Murphy, President,
                        Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                         Title                    Date
----------                         -----                    ----

/s/ Clayton K. Yeutter*       Chairman of the               September 10, 2003
------------------------------Board of Trustees
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the          September 10, 2003
------------------------------Board and Trustee
Donald W. Spiro

/s/ John V. Murphy *          President, Principal          September 10, 2003
------------------------------Executive Officer
John V. Murphy                and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          September 10, 2003
------------------------------Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                       September 10, 2003
----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths      Trustee                       September 10, 2003
---------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*        Trustee                       September 10, 2003
---------------------------------
Benjamin Lipstein

/s/ Joel W. Motley*           Trustee                       September 10, 2003
---------------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*    Trustee                       September 10, 2003
---------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee                       September 10, 2003
---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                       September 10, 2003
---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                       September 10, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack                                     September 10, 2003
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                        OPPENHEIMER MULTIPLE STRATEGIES FUND

                                    EXHIBIT INDEX

Exhibit No.                         Description
-----------                         -----------

16(12)                  Final Tax Opinion and Consent of Deloitte & Touche LLP